As filed with the Securities and Exchange Commission on November 8, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

BARRETT

GROWTH FUND

SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)
		Market
Shares		Value
	COMMON STOCKS - 98.49%
	BASIC INDUSTRY - 22.17%
	Energy - 7.95%
5,000	Exxon Mobil Corporation	$ 335,500
5,000	Rowan Companies, Inc.	158,150
12,000	Schlumberger Limited	744,360
8,000	XTO Energy, Inc.	337,040
		1,575,050
	Industrial - 12.24%
12,000	Donaldson Company, Inc.	442,800
20,000	General Electric Company	706,000
9,000	L-3 Communications Holdings, Inc.	704,970
9,000	United Technologies Corporation	570,150
		2,423,920
	Transportation - 1.98%
14,000	UTI Worldwide, Inc.	391,580
	Total Basic Industry	4,390,550
	CONSUMER PRODUCTS & SERVICES - 13.22%
	Consumer Products - 9.47%
9,000	PepsiCo, Inc.	587,340
20,000	Sysco Corporation	669,000
10,000	The Procter & Gamble Company	619,800
		1,876,140
	Retailing - 3.75%
7,000	Target Corporation	386,750
8,000	Walgreen Company	355,120
		741,870
	Total Consumer Products & Services	2,618,010
	EXCHANGE TRADED FUNDS - 1.43%
	Exchange Traded Fund - 1.43%
7,000	Nasdaq-100 Trust, Series 1	284,550
	Total Exchange Traded Funds	284,550
	FINANCIAL SERVICES - 11.33%
	Financial Services - 9.92%
10,000	Citigroup, Inc.	496,700
4,000	The Goldman Sachs Group, Inc.	676,680
5,000	State Street Corporation	312,000
6,000	Zions Bancorporation	478,860
		1,964,240
	Real Estate Investment Trust - 1.41%
5,000	Developers Diversified Realty Corporation	278,800
	Total Financial Services	2,243,040
	HEALTH CARE - 22.60%
	Biotechnology - 7.96%
7,000	Amgen, Inc. (a)	500,710
4,000	Genentech, Inc. (a)	330,800
8,000	Genzyme Corporation (a)	539,760
3,000	Gilead Sciences, Inc. (a)	206,100
		1,577,370
	Medical Devices & Services - 14.64%
20,000	Biomet, Inc.	643,800
3,500	Covance, Inc. (a)	232,330
9,500	Medtronic, Inc.	441,180
11,500	Millipore Corporation (a)	704,950
4,000	ResMed, Inc. (a)	161,000
8,000	Stryker Corporation	396,720
6,000	Varian Medical Systems, Inc. (a)	320,340
		2,900,320
	Total Health Care	4,477,690
	INFORMATION SERVICES - 13.61%
	Business Services - 8.99%
10,000	Automatic Data Processing, Inc.	473,400
6,000	Cognizant Technology Solutions Corporation (a)	444,360
10,000	First Data Corporation	420,000
12,000	Paychex, Inc.	442,200
		1,779,960
	Computer Services & Outsourcing - 4.62%
9,000	CACI International, Inc. (a)	495,090
14,000	SRA International, Inc. (a)	420,840
		915,930
	Total Information Services	2,695,890
	SOFTWARE/ELECTRONICS - 11.23%
	Electronics - 3.19%
12,000	Linear Technology Corporation	373,440
8,000	Microchip Technology Incorporated	259,360
		632,800
	Software - 8.04%
7,000	Autodesk, Inc. (a)	243,460
1,000	Google, Inc. (a)	401,900
27,000	Microsoft Corporation	737,910
8,000	Navteq Corporation (a)	208,880
		1,592,150
	Total Software/Electronics	2,224,950
	TELECOMMUNICATIONS SERVICES & EQUIPMENT - 2.90%
	Telecommunications & Data Network Equipment - 2.90%
25,000	Cisco Systems, Inc. (a)	575,000
	Total Telecommunication Services & Equipment	575,000
	Total Common Stocks (Cost $15,109,784)	19,509,680
Principal
Amount		Value
	VARIABLE RATE DEMAND NOTES # - 4.17%
$ 825,510	U.S. Bank, N.A., 5.07%	825,510
	Total Variable Rate Demand Notes (Cost $825,510)	825,510
	Total Investments (Cost $15,935,294) - 102.66%	20,335,190
	Liabilities in Excess of Other Assets - (2.66)%	(525,944)
	Total Net Assets - 100.00%	$ 19,809,246

	(a) Non-income producing security.
	# Variable rate demand notes are considered short-term obligations and are payable on demand at the market value.
	Interest rates change periodically at specified dates. The rates shown are as of September 30, 2006.
	ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$15,935,294

Gross unrealized appreciation	4,702,468
Gross unrealized depreciation	(302,572)
Net unrealized appreciation	$4,399,896

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Barrett Funds

By (Signature and Title)/s/ Peter Shriver
Peter Shriver, President

Date 11/2/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter Shriver
Peter Shriver, President

Date  11/2/06

By (Signature and Title)* /s/ Paula Elliott
Paula Elliott, Secretary & Treasurer

Date 11/2/06

* Print the name and title of each signing officer under his or her signature.